Pensions - Sensitivities of funded status of the main section related to defined benefit obligation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pensions
Weighted average duration of defined benefit obligation	13 years	13 years
Main Pension Scheme
Pensions
Active members	4.50%	6.90%
Deferred members	34.50%	40.70%
Pensioners and dependants	61.00%	52.40%
Total proportions to the different classes of scheme	100.00%	100.00%
Discount rate | Main Pension Scheme
Pensions
Increase in actuarial assumption (as a percent)	0.50%	0.50%
(Decrease)/ increase in value of assets	£ (1,434)	£ (1,554)
(Decrease)/ increase in value of liabilities	1,425	1,529
Increase in net pension (obligations)/assets	£ 9	£ 25
Inflation | Main Pension Scheme
Pensions
Increase in actuarial assumption (as a percent)	0.25%	0.25%
(Decrease)/ increase in value of assets	£ 585	£ 648
(Decrease)/ increase in value of liabilities	(525)	(571)
Increase in net pension (obligations)/assets	£ (60)	£ (77)
Credit spreads | Main Pension Scheme
Pensions
Increase in actuarial assumption (as a percent)	0.50%	0.50%
Decrease in actuarial assumption (as a percent)	0.50%	0.50%
(Decrease)/ increase in value of assets	£ (10)	£ (4)
(Decrease)/ increase in value of liabilities	1,425	1,529
Increase in net pension (obligations)/assets	(1,415)	(1,525)
Credit spreads | Actuarial assumption of longevity, decrease by 2 years | Main Pension Scheme
Pensions
Increase in net pension (obligations)/assets	2,900	3,100
Net pension assets/obligations, assuming no change in one of the actuarial assumption	1,600	1,700
Increase in net pension (obligations)/assets	100	200
Credit spreads | Actuarial assumption of longevity, decrease by 1 year | Main Pension Scheme
Pensions
Increase in net pension (obligations)/assets	2,200	2,300
Net pension assets/obligations, assuming no change in one of the actuarial assumption	800	900
Increase in net pension (obligations)/assets	(700)	(700)
Credit spreads | Actuarial assumption of longevity, no change | Main Pension Scheme
Pensions
Increase in net pension (obligations)/assets	1,400	1,500
Increase in net pension (obligations)/assets	(1,600)	(1,700)
Credit spreads | Actuarial assumption of longevity, increase by 1 year | Main Pension Scheme
Pensions
Increase in net pension (obligations)/assets	700	700
Net pension assets/obligations, assuming no change in one of the actuarial assumption	(800)	(800)
Increase in net pension (obligations)/assets	(2,400)	(2,500)
Credit spreads | Actuarial assumption of longevity, increase by 2 years | Main Pension Scheme
Pensions
Net pension assets/obligations, assuming no change in one of the actuarial assumption	(1,500)	(1,700)
Increase in net pension (obligations)/assets	£ (3,200)	£ (3,400)
Longevity increase | Main Pension Scheme
Pensions
Actuarial assumption of longevity increase	1 year	1 year
(Decrease)/ increase in value of assets	£ 308	£ 295
(Decrease)/ increase in value of liabilities	(773)	(832)
Increase in net pension (obligations)/assets	£ 465	£ 537
Pension increase | Main Pension Scheme
Pensions
Increase in actuarial assumption (as a percent)	0.25%	0.25%
(Decrease)/ increase in value of assets	£ 264	£ 205
(Decrease)/ increase in value of liabilities	(613)	(605)
Increase in net pension (obligations)/assets	£ 349	£ 400
Equity values | Main Pension Scheme
Pensions
Increase in actuarial assumption (as a percent)	10.00%	10.00%
(Decrease)/ increase in value of assets	£ 180	£ 199
Increase in net pension (obligations)/assets	£ (180)	£ (199)